Finance Expense (Tables)	12 Months Ended
Dec. 31, 2014
Finance Expense

	Fiscal Year Ended December 31,
	2014	2013	2012
Interest expense	(105.0)	(90.7)	(68.6)
Capitalized interest	24.2	18.3	13.0

Total finance expense	(80.8)	(72.4)	(55.6)